Quarterly Holdings Report
for
Fidelity® Healthy Future Fund
July 31, 2024
HWF-NPRT1-0924
1.9904960.102
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Entertainment - 0.9%
The Walt Disney Co.	1,151	107,837
CONSUMER DISCRETIONARY - 15.9%
Automobile Components - 1.5%
DENSO Corp.	10,883	178,470
Automobiles - 7.1%
BYD Co. Ltd. (H Shares)	924	27,355
General Motors Co.	3,992	176,925
Rivian Automotive, Inc. (a)	2,214	36,332
Tesla, Inc. (a)	2,551	592,011
		832,623
Hotels, Restaurants & Leisure - 2.8%
Airbnb, Inc. Class A (a)	248	34,611
Cava Group, Inc. (a)	714	60,133
Chipotle Mexican Grill, Inc. (a)	2,092	113,637
Hilton Worldwide Holdings, Inc.	477	102,398
Sweetgreen, Inc. Class A (a)	550	15,114
		325,893
Specialty Retail - 0.7%
TJX Companies, Inc.	510	57,640
Ulta Beauty, Inc. (a)	82	29,921
		87,561
Textiles, Apparel & Luxury Goods - 3.8%
adidas AG	319	79,853
Crocs, Inc. (a)	321	43,133
Deckers Outdoor Corp. (a)	194	178,990
lululemon athletica, Inc. (a)	167	43,196
NIKE, Inc. Class B	317	23,731
On Holding AG (a)	1,901	78,739
		447,642
TOTAL CONSUMER DISCRETIONARY		1,872,189
CONSUMER STAPLES - 20.2%
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp.	74	60,828
Sprouts Farmers Market LLC (a)	796	79,512
		140,340
Food Products - 5.4%
Danone SA	2,901	188,464
Freshpet, Inc. (a)	386	46,976
Nestle SA (Reg. S)	3,979	403,043
		638,483
Household Products - 8.6%
Colgate-Palmolive Co.	3,491	346,272
Procter & Gamble Co.	4,127	663,457
		1,009,729
Personal Care Products - 5.0%
elf Beauty, Inc. (a)	781	134,785
Estee Lauder Companies, Inc. Class A	987	98,315
Kenvue, Inc.	4,008	74,108
L'Oreal SA	649	280,659
		587,867
TOTAL CONSUMER STAPLES		2,376,419
FINANCIALS - 10.3%
Capital Markets - 1.1%
BlackRock, Inc.	153	134,105
Financial Services - 1.0%
Apollo Global Management, Inc.	900	112,779
Insurance - 8.2%
AIA Group Ltd.	46,904	313,734
Chubb Ltd.	862	237,619
Hartford Financial Services Group, Inc.	1,175	130,331
Marsh & McLennan Companies, Inc.	683	152,015
Reinsurance Group of America, Inc.	557	125,565
		959,264
TOTAL FINANCIALS		1,206,148
HEALTH CARE - 33.4%
Biotechnology - 9.6%
Exact Sciences Corp. (a)	578	26,403
Moderna, Inc. (a)	1,638	195,282
Regeneron Pharmaceuticals, Inc. (a)	406	438,151
Vertex Pharmaceuticals, Inc. (a)	942	466,968
		1,126,804
Health Care Equipment & Supplies - 5.3%
Abbott Laboratories	1,916	202,981
Boston Scientific Corp. (a)	2,438	180,119
DexCom, Inc. (a)	545	36,962
Penumbra, Inc. (a)	234	39,099
The Cooper Companies, Inc.	951	88,757
TransMedics Group, Inc. (a)	542	77,105
		625,023
Health Care Providers & Services - 4.7%
Centene Corp. (a)	624	47,998
LifeStance Health Group, Inc. (a)	11,670	64,302
UnitedHealth Group, Inc.	763	439,610
		551,910
Life Sciences Tools & Services - 8.0%
Danaher Corp.	1,459	404,260
Thermo Fisher Scientific, Inc.	870	533,606
		937,866
Pharmaceuticals - 5.8%
Eli Lilly & Co.	269	216,349
Merck & Co., Inc.	1,041	117,768
UCB SA	1,875	313,819
Zoetis, Inc. Class A	228	41,049
		688,985
TOTAL HEALTH CARE		3,930,588
INDUSTRIALS - 4.1%
Electrical Equipment - 0.7%
Generac Holdings, Inc. (a)	507	78,930
Ground Transportation - 2.2%
Uber Technologies, Inc. (a)	4,062	261,877
Industrial Conglomerates - 1.2%
Hitachi Ltd.	6,776	146,407
TOTAL INDUSTRIALS		487,214
INFORMATION TECHNOLOGY - 9.8%
Semiconductors & Semiconductor Equipment - 8.2%
NVIDIA Corp.	8,210	960,734
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	709	157,455
Samsung Electronics Co. Ltd. GDR (Reg. S)	18	27,702
		185,157
TOTAL INFORMATION TECHNOLOGY		1,145,891
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Welltower, Inc.	1,275	141,844
UTILITIES - 1.4%
Electric Utilities - 1.4%
NextEra Energy, Inc.	1,358	103,738
SSE PLC	2,501	60,461
		164,199
TOTAL COMMON STOCKS (Cost $9,367,257)		11,432,329

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $208,051)	208,009	208,051

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $9,575,308)	11,640,380
NET OTHER ASSETS (LIABILITIES) - 1.0%	120,528
NET ASSETS - 100.0%	11,760,908

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,728,934	1,520,869	2,464	(14)	-	208,051	0.0%
Total	-	1,728,934	1,520,869	2,464	(14)	-	208,051

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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